Earning Per Share - Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	4,433,293	940,142
Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	4,228,828	890,542
Options [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	204,465	49,600